Consolidated Statements of Operations - Unaudited (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries	Sep. 30, 2008 BankUnited, FSB and Subsidiaries
Interest income:
Interest and fees on loans	$ 122,243	$ 107,584	$ 236,894	$ 211,670	$ 287,460	$ 431,468	$ 312,994	$ 762,170
Interest and dividends on investment securities available for sale	29,237	31,757	61,786	61,127	45,142	124,262	22,407	50,434
Interest and dividends on other interest - earning assets							3,667	21,856
Other	617	307	1,623	788	2,922	1,958
Total interest income	152,097	139,648	300,303	273,585	335,524	557,688	339,068	834,460
Interest expense:
Interest on deposits	19,024	28,635	39,330	56,914	57,829	108,344	199,570	292,855
Interest on borrowings	15,751	14,830	31,324	27,995	26,027	59,856	133,822	262,739
Total interest expense	34,775	43,465	70,654	84,909	83,856	168,200	333,392	555,594
Net interest income before provision for loan losses	117,322	96,183	229,649	188,676	251,668	389,488	5,676	278,866
(Recovery of) provision for loan losses	(2,892)	17,908	8,564	26,091	22,621	51,407	919,139	856,374
Net interest income (loss) after provision for loan losses	120,214	78,275	221,085	162,585	229,047	338,081	(913,463)	(577,508)
Non-interest income:
Other than temporary impairment on investment securities available for sale							(68,609)	(142,035)
Amortization and impairment of mortgage servicing rights							(26,595)	(8,434)
Loss on sale of loans, net					(47,078)	(76,310)	196	(9,784)
Accretion of discount on FDIC indemnification asset	14,873	36,776	34,443	91,160	149,544	134,703
Income from resolution of covered assets, net	3,076	58,593	2,366	94,990	120,954	121,462
Net gain (loss) on indemnification asset	11,312	(26,950)	37,634	(49,985)	(21,761)	17,736
FDIC reimbursement of costs of resolution of covered assets	8,241	7,880	18,741	14,315	8,095	29,762
Service charges	2,648	2,589	5,332	5,220	6,763	10,567	11,796	25,136
Gain (loss) on sale or exchange of investment securities available for sale	100	(2,836)	103	(2,810)	(337)	(998)	39	(1,465)
Mortgage insurance income	6,784	2,255	8,085	5,057	1,338	18,441
Settlement with the FDIC					0	(24,055)
Gain on extinguishment of debt					31,303	0
Other non-interest income	5,824	5,442	10,416	8,258	4,815	18,361	1,742	7,723
Total non-interest income (loss)	52,858	83,749	117,120	166,205	253,636	297,779	(81,431)	(128,859)
Non-interest expense:
Employee compensation and benefits	41,364	34,081	190,670	63,504	62,648	144,486	51,695	88,893
Occupancy and equipment	8,791	7,418	16,396	13,642	20,121	28,692	25,247	46,743
Impairment of other real estate owned	8,187	5,063	17,786	5,901	21,055	16,131	73,439	40,650
Foreclosure expense	6,057	7,932	10,527	19,375	18,042	30,669	4,907	6,007
(Gain) loss on sale of OREO	12,264	(1,693)	24,474	(3,167)	807	2,174	22,211	8,784
OREO related expense	2,589	5,086	6,932	8,886	8,384	21,177
Change in value of FDIC warrant	0	2,353	0	3,205	1,704	21,832
Deposit insurance expense	2,329	3,706	6,518	6,951	11,850	13,899	38,299	6,147
Professional fees	3,507	2,469	6,736	4,662	14,854	14,677	10,062	8,910
Telecommunications and data processing	3,418	2,746	6,866	5,736	6,440	12,321	9,573	13,536
Other non-interest expense	7,383	5,272	13,323	11,440	8,920	19,436	25,181	35,594
Loss on FDIC receivable					69,444	0
Acquisition related costs					39,800	0
Total non-interest expense	95,889	74,433	300,228	140,135	283,262	323,320	238,403	246,480
Income (loss) before income taxes	77,183	87,591	37,977	188,655	199,421	312,540	(1,233,297)	(952,847)
Provision for income tax (benefit)	33,188	36,427	61,642	76,772	80,375	127,805	0	(94,462)
Net income (loss)	$ 43,995	$ 51,164	$ (23,665)	$ 111,883	$ 119,046	$ 184,735	$ (1,233,297)	$ (858,385)
Earnings (Loss) Per Share:
Earnings (loss) per common share, basic and diluted (See Note 13) (in dollars per share)	$ 0.44	$ 0.55	$ (0.25)	$ 1.20	$ 1.29	$ 1.99
Basic (in dollars per share)							$ (12,332,970)	$ (8,583,850)
Weighted average number of common shares outstanding:
Weighted average number of common shares outstanding (in shares)					92,664,910	92,950,735
Basic (in shares)							100	100
Cash dividends declared per common share (in dollars per share)	$ 0.14	$ 0	$ 0.28	$ 0